B3 Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Summary of Expenses by Nature

Expenses by nature
	2021	2020	2019
Goods and services	119,787	120,102	123,488
Employee remuneration	77,462	74,645	72,663
Amortizations and depreciations	8,458	7,978	8,599
Impairments, obsolescence allowances and revaluation	1,456	3,082	4,106
Inventory increase, net	(5,565)	(44)	(704)
Additions to capitalized development	(962)	(817)	(1,545)
Expenses charged to cost of sales and operating expenses	200,636	204,946	206,607

Summary of Restructuring Charges by Function

Restructuring charges by function
	2021	2020	2019
Cost of sales	273	725	337
R&D expenses	137	411	344
Selling and administrative expenses	139	170	117
Total restructuring charges	549	1,306	798